Share-based payments - Grants to new CEO, CFO and Supervisory board (Details) € / shares in Units, $ / shares in Units, SFr in Thousands												12 Months Ended
	May 27, 2022 EquityInstruments item € / shares	May 27, 2022 EquityInstruments item $ / shares	Apr. 30, 2022 EquityInstruments shares	Feb. 01, 2022 USD ($) EquityInstruments item	Feb. 01, 2022 EUR (€) installment € / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 01, 2022	Jun. 24, 2021 EquityInstruments installment $ / shares	Dec. 18, 2020 EquityInstruments € / shares	Dec. 01, 2020 CHF (SFr) EquityInstruments	Dec. 31, 2022 EUR (€) installment	Dec. 31, 2021 Options	Dec. 31, 2020 installment
Share-based Compensation
Value of other equity instruments granted under share based payment arrangement						$ 3,200,000	€ 2,800,000
Tranche one
Share-based Compensation
Fair value | $ / shares		$ 0.50
Tranche two
Share-based Compensation
Fair value | $ / shares		$ 0.35
Time vest or performance vest RSUs | Maximum
Share-based Compensation
Number of units vested during the period	50,000	50,000
Former Chief Executive Officer | RSUs
Share-based Compensation
Number of Awards			62,284
Number of units vested during the period			69,428
Number of units cancelled during the period | shares			7,144
Value of other equity instruments derecognized in Share-based payment arrangement | €												€ 2,775,000
Former Chief Executive Officer | RSUs | Maximum
Share-based Compensation
RSUs granted			62,284
Number of Awards			62,284
Chief Executive Officer | Subject to time-vesting and performance vesting
Share-based Compensation
Number of Installments | installment					4
Vesting period				4 years
Chief Executive Officer | Tranche one
Share-based Compensation
Vesting hurdle | item				12
Chief Executive Officer | Tranche two
Share-based Compensation
Vesting hurdle | item				15
Chief Executive Officer | RSUs
Share-based Compensation
Contractual life				10 years
Exercise price | € / shares					€ 0
Chief Executive Officer | RSUs | Subject to time-vesting and performance vesting
Share-based Compensation
RSUs granted				174,394
Chief Executive Officer | RSUs | Subject to time-vesting
Share-based Compensation
RSUs granted				166,667
Chief Executive Officer | RSUs | Annual RSUs
Share-based Compensation
RSUs granted				44,444
Number of Installments | installment					4
Vesting term				4 years
Chief Executive Officer | Performance Based RSUs | Tranche one
Share-based Compensation
Vesting percentage				50.00%
Vesting hurdle | item				12
Chief Executive Officer | Performance Based RSUs | Tranche two
Share-based Compensation
Vesting percentage				50.00%
Vesting hurdle | item				15
Chief Executive Officer | Other RSUs granted to CEO | Annual RSUs
Share-based Compensation
Value of other equity instruments granted under share based payment arrangement | $				$ 200,000
Chief Executive Officer | M&A RSUs
Share-based Compensation
Fair value of units granted during the period | €					€ 156,000
Chief Executive Officer | If change in control of the Company | M&A RSUs
Share-based Compensation
Number of units vested during the period				275,000
CFO | Tranche one
Share-based Compensation
Vesting hurdle | item	12	12
CFO | Tranche two
Share-based Compensation
Vesting hurdle | item	15	15
CFO | RSUs
Share-based Compensation
Contractual life	10 years	10 years
Exercise price | € / shares	€ 0
CFO | Performance Based RSUs
Share-based Compensation
RSUs granted	58,132	58,132
CFO | Time Based RSUs
Share-based Compensation
RSUs granted	55,556	55,556
CFO | If change in control of the Company
Share-based Compensation
Term of termination of service agreement	9 months	9 months
Supervisory board members | Options. | Mr. Modig | IPO
Share-based Compensation
Number of Installments | installment									4
Number of options granted									10,000
Strike price of options | $ / shares									$ 14
2019 Plan
Share-based Compensation
Exercise price | € / shares										€ 0
2019 Plan | RSUs
Share-based Compensation
RSUs granted										300,000			167,326
Contractual life										10 years
2019 Plan | Options.
Share-based Compensation
Contractual life								10 years
Vesting period								3 years
Number of options granted | Options													15,000
2019 Plan | Former Chief Executive Officer | RSUs
Share-based Compensation
RSUs granted											324,000
Value of ordinary shares to be issued as per share based payment arrangement | SFr											SFr 1,000
Number of Installments | installment														4
2019 Plan | Former Chief Executive Officer | Performance Based RSUs
Share-based Compensation
RSUs granted											500,000
2019 Plan | Supervisory board members
Share-based Compensation
Number of Installments | installment												4
Contractual life												10 years
Value of equity ordinary shares | €												€ 80,000
Maximum percentage of lost time injury												100.00%
Period of tradings days												60 days
Value of options and other equity instruments granted | €												€ 140,000
2019 Plan | Supervisory board members | RSUs
Share-based Compensation
Percentage of award constitutes RSU's												75.00%
2019 Plan | Supervisory board members | Options.
Share-based Compensation
Percentage of award constitutes stock options												25.00%
2019 Plan | Chairman
Share-based Compensation
Value of additional options and other equity instruments granted | €												€ 105,000
2019 Plan | Vice chairman
Share-based Compensation
Value of additional options and other equity instruments granted | €												70,000
2019 Plan | Chairman of audit committee
Share-based Compensation
Value of additional options and other equity instruments granted | €												70,000
2019 Plan | Chairman of compensation committee
Share-based Compensation
Value of additional options and other equity instruments granted | €												€ 14,000